22. Deferred revenue (Details Narrative) - Banco Nacional de Desenvolvimento Economico e Social [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred revenue [line items]
Subsidies granted	R$ 203,000
Subsidies granted outstanding	R$ 42,159	R$ 63,731